SUMMARY OF MATERIAL ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2023
SUMMARY OF MATERIAL ACCOUNTING POLICIES
SUMMARY OF MATERIAL ACCOUNTING POLICIES
3.SUMMARY OF MATERIAL ACCOUNTING POLICIES

The material accounting policies applied in the preparation of these financial statements are defined below. These practices have been applied consistently in all the years presented, except for the accounting policies adopted for the first time in 2023, as described in note no. 3.28).

3.1Current versus non-current classification

The Company presents assets and liabilities in the balance sheet based on the classification of current and non-current, according to the expectation for realization and/or expected consumption during the ordinary course of the operating cycle, as defined in CPC 26 (R2) - Presentation of Accounting Statements - (IAS 1).

Deferred tax assets and liabilities are classified as non-current assets and liabilities, as disclosed in note no. 3.17.

3.2Foreign currency translation

Functional currency

The items included in the financial statements of the Company and each of the companies included in the consolidated financial statements are measured using the currency of the main economic environment in which each of the companies operates (“functional currency”). The financial statements are presented in the Company’s functional and presentation currency, the Brazilian Real.

3.2.1Transactions and balances in a currency other than the functional currency

Transactions in foreign currency, that is, any currency other than the functional currency, are translated into the functional currency of the entities included in these consolidated financial statements using the exchange rates prevailing on the dates of the transactions.

Balance sheet account balances are translated using the exchange rates prevailing on the dates of the reporting period. Gains and losses from exchange rate variation arising from the settlement of such transactions and the translation of monetary assets and monetary liabilities denominated in foreign currency are recognized in the statement of profit or loss as “finance income” and “finance expenses”.

3.2.2Subsidiaries with different functional currency

In preparing the consolidated financial statements, the statement of profit or loss and cash flow statement and all other changes of assets and liabilities of foreign subsidiaries, whose functional currency is not the Brazilian Real, are translated into Brazilian Reais at the monthly average exchange rates, which approximates the exchange rate in effect on the date of the transactions.

The balance sheet is translated into Brazilian Reais at the exchange rate prevailing at each reporting date. The effects of exchange rate variations resulting from these translations are presented under the item Other Comprehensive Income (“OCI”) in the statement of comprehensive income in shareholders’ equity.

The translation calculation is different for Natura Cosméticos S.A. – Argentina (“Natura Argentina”), Cosmeticos Avon Sociedad Anonima Comercial e Industrial (“Avon Argentina") and Avon Kozmetik Urunleri Sanayi ve Ticaret Anonim Siketi (“Avon Turkey”), which became hyperinflationary economies as of July 1, 2018 for Argentina and June 1, 2022 for Turkey, in which other than the balance sheet, the revenue and expenses are also translated into Reais at the exchange rates prevailing at each reporting date (note no. 3.2.4).

3.2.3Hyperinflationary economy

On July 1, 2018 and June 1, 2022, Argentina and Turkey were considered hyperinflationary economies, respectively considering the rise in the official price indices of the respective countries accumulated on those dates (Consumer Price Index, or “IPC” for the Argentina and the Internal Wholesale Price Index, or “IPIM” for Turkey).

Accordingly, non-monetary assets and liabilities recorded at historical cost in these subsidiaries were restated based on the respective indices mentioned above, with the effects resulting from changes in general purchasing power being presented in the statement of income. The net effect of the inflation adjustment for the years ended December 31, 2023 and 2022 was presented in a specific account for the effect of hyperinflation in the financial result (see note no. 28).

For the purpose of converting the accounting balances of the respective subsidiaries into the presentation currency (reais R$) used in the Company's individual and consolidated financial statements, the following procedures were adopted:

➢	Assets and liabilities were translated at the exchange rate prevailing at the reporting date (0.0059 and 0.02955 Argentine peso for each Brazilian Real and 0.1639 and 0.2786 Turkish lira for each Brazilian Real on December 31, 2023 and 2022, respectively); and
➢	Revenues and expenses of the year were translated at the exchange rate prevailing at the reporting date (the same as indicated above), instead of the average exchange rate of the year, which is used to translate currencies in non-hyperinflationary economies.

The accumulated inflation for the year ended December 31, 2023 was 211.4% in Argentina and 64.8% in Turkey (94.8% in Argentina and 64.3% in Turkey as of December 31, 2022), as per IPC and IPIM index, respectively.

3.3Consolidation

The following procedures are applied in the preparation of the financial statements:

a)Investments in subsidiaries

The Company controls an entity when it is exposed to, or is entitled to, the variable returns arising from its involvement with the entity and can affect those returns by exercising its power over the entity. The financial statements of subsidiaries are included in the consolidated financial statements from the date when the Company obtains control until the date when the control ceases to exist.

Below is a list of the Company’s direct subsidiaries as of December 31, 2023 and 2022:

	Interest - %
	2023	2022
Direct interest:
Avon Products, Inc.	100.00	100.00
Natura Cosméticos S.A.	100.00	100.00
Natura &Co International S.à r.l.	100.00	100.00

The activities of the direct subsidiaries are described below:

➢	Avon Products, Inc. (“Avon Products”): a global manufacturer and marketer of beauty and related products, with operations started in 1886 and established under the laws of the State of New York in the United States of America on January 27, 1916. It conducts its business in the beauty sector and other consumer products through direct selling companies to create manufacture and market beauty and non-beauty products. Its business is carried out mainly through one channel: direct selling.
➢	Natura Cosméticos S.A. (“Natura Cosméticos”): is a privately held corporation, established in accordance with the laws of the Federative Republic of Brazil on June 6, 1993, for an indefinite term and the main focus of which is the commercialization of cosmetics and fragrances in general. It also operates through e-commerce and has an expanded network of its own physical stores. The former subsidiaries The Body Shop International Limited (The Body Shop) and Emeis Holding Pty Ltd. (Aesop) were fully sold during the year ended December 31, 2023 (see explanatory notes no. 1.1, 1.2, and 35).
➢	Natura &Co International S.à r.l. (“Natura &Co International”): a company established in Luxembourg on February 14, 2020 with the main purpose of operating as the finance arm of the Company (a “Finco”), centralizing the fundraising activities with external entities and providing funding for the other entities of the economic group on behalf of the parent company. Furthermore, the entity has also the purpose of managing and holding stakes in national and foreign companies.

As of December 31, 2023 and 2022, there are no subsidiaries directly or indirectly controlled that have significant interests held by non-controlling shareholders.

3.4Goodwill

Goodwill arising from a business combination is initially measured at cost, with the exceeding aggregate amount of: (i) the consideration transferred, measured at fair value; (ii) the amount of any non-controlling interest in the acquiree; and (iii) in a business combination achieved in stages, the fair value of the acquirer’s previously held equity interest in the acquiree at the acquisition date; over the net assets acquired (identifiable net assets acquired and assumed liabilities). When this aggregate amount is lower than the net amount of the identifiable assets acquired and the assumed liabilities, a gain on a bargain purchase is immediately recognized in the statement of profit or loss. Subsequently, goodwill is measured at cost less any accumulated impairment losses.

For impairment testing purposes, goodwill acquired in a business combination is, from the acquisition date, allocated to each of the group of Cash-Generating Units (“CGU”) that are expected to benefit from the combination, irrespective of whether other assets or liabilities of the acquiree are assigned to those units and annually tested, and whenever circumstances indicate that the carrying amount may present impairment losses.

3.5Cash and cash equivalents

Cash and cash equivalents are maintained for the purpose of meeting short-term cash commitments, not for investment or other purposes. Cash and cash equivalents include cash, demand deposits and short-term investments realizable within 90 days of the original date of the security or considered to be highly liquid granted by the issuer or convertible into a known amount of cash and which are subject to an insignificant risk of changes in value. Instruments that are not eligible for the classification of cash and cash equivalents, due to their liquidity, maturity or even the risk of changes in value, are classified as short-term investments.

3.6Financial instruments

3.6.1Financial assets

Initial recognition and measurement

Upon initial recognition, a financial asset not measured at fair value through profit or loss, is measured at fair value plus or minus transaction costs that are directly attributable to the acquisition or issue of the financial asset or financial liability. Subsequently, financial assets are measured at amortized cost, at fair value through other comprehensive income (“FVTOCI”), or at fair value through profit or loss (“FVTPL”).

The classification of financial assets at initial recognition depends on the characteristics of the contractual cash flows of the financial asset and the business model of the Company for the management of these financial assets. The business model of the Company for managing financial assets refers to how the Company manages its financial assets to generate cash flows. The business model determines whether cash flows will result from collecting contractual cash flows, selling the financial assets, or both. Financial assets classified and measured at amortized cost are “non-derivative” financial assets held within a business model with the objective to hold financial assets to collect contractual cash flows, while financial assets classified and measured at fair value through OCI are held within a business model with the objective of holding financial assets to collect contractual cash flows and selling them.

Subsequent measurement

Financial assets at amortized cost

Financial assets at amortized cost are subsequently measured using the effective interest method and are subject to impairment analysis. Gains or losses are recognized in the statement of profit or loss when the asset is written off, modified, or impaired.

The main financial assets of the Company classified as amortized cost include balances of trade accounts receivable, other current assets and non-current assets balances (see note 5.5).

Financial assets at fair value through profit or loss

Financial assets at fair value through profit or loss are presented in the balance sheet at fair value with net changes in fair value recognized in the statement of profit or loss. This category includes derivative instruments and short-term investments which the Company had not irrevocably elected to classify according to the fair value through OCI.

The financial assets measured at fair value through profit or loss are investment funds, government securities, restricted cash, treasury bills, investment fund Dynamo Beauty Ventures Ltd. fund (“DBV Fund”), Certificate of Bank Deposits (“CDB”), repurchase operations, derivatives financial and operational instruments and contingent considerations arising from the disposal of the former subsidiary The Body Shop, as presented in note no. 5.5.

Derecognition (write-off) of financial instruments

A financial asset (or, where applicable, part of a financial asset or part of a group of similar financial assets) is written off when the rights to receive cash flows from the asset have expired, when the Company transfers its rights or risk to receive cash flows from the asset or when the Company has assumed an obligation to pay the full amount of received cash flows, without significant delay, to a third party under an on-lending agreement and either (i) the Company has transferred substantially all risks and benefits of the asset, or (ii) the Company has neither transferred nor retained substantially all risks and benefits of the asset, but transferred the asset control.

When the Company transfers its rights to receive cash flows of an asset or executes an on-lending agreement, it assesses whether, and at which extent, it has retained the risks and benefits of ownership. When the Company has neither transferred nor retained substantially all risks and benefits of the asset, nor transferred control over the asset, the Company continues to recognize the asset transferred to the extent of its continued involvement. In this case, the Company also recognizes an associated liability. The transferred assets and the associated liability are measured on a basis that reflects the rights and obligations that the Company has retained.

Impairment of financial assets

The Company recognizes an allowance for expected credit losses (“ECL”) for all debt instruments not held at fair value through profit or loss. ECLs are based on the difference between the contractual cash flows due in accordance with the contract and all the cash flows that the Company expects to receive, discounted by an approximation of the original effective interest rate.

ECLs are recognized in two stages: (i) for credit exposures for which there has not been a significant increase in credit risk since initial recognition, ECLs are provisioned for credit losses that result from default events that are possible within the next 12 months (a 12-month ECL); (ii) for credit exposures for which there has been a significant increase in credit risk since initial recognition, an allowance for losses is required for credit losses expected over the remaining life of the exposure (a lifetime ECL), irrespective of the timing of the default.

For trade accounts receivable, the Company applies a simplified approach in calculating ECLs. Therefore, the Company does not track changes in credit risk, but instead recognizes an allowance for losses based on the ECL at each reporting date. The Company has recorded a provision that is based on its historical credit loss experience, adjusted for forward-looking factors specific to the debtors and the economic environment. Further details are disclosed in note no. 4.6.

The Company considers a financial asset in default when internal or external information indicates that the Company is unlikely to receive the outstanding contractual amounts in full. A financial asset is written off when there is no reasonable expectation of recovering the contractual cash flows.

3.6.2Financial liabilities

Initial recognition and measurement

All financial liabilities are recognized initially at fair value and, in the case of borrowing, financing and debentures, net of directly attributable transaction costs. The Company’s main financial liabilities include borrowing in local and foreign currency, financing and debentures (note no. 18), derivative instruments (note no. 5), trade accounts payable and reverse factoring operations (note no. 19), trade accounts payable - related parties (note no. 31), lease liabilities (note no. 17), insurance payable (note no. 22) and dividends payable (note no. 23).

Subsequent measurement

For purposes of subsequent measurement, financial liabilities are classified in two categories: (i) financial liabilities at fair value through profit or loss; or (ii) financial liabilities at amortized cost.

Financial liabilities at fair value through profit or loss

Financial liabilities at fair value through profit or loss include financial liabilities held for trading and financial liabilities classified upon initial recognition at fair value through profit or loss. Due to the fair value hedge established to protect against interest rate variability associated with the issuance of real estate receivable certificates (“CRI”), the respective liabilities presented in borrowing, financing and debentures were designated at fair value through profit or loss.

Financial liabilities are classified as held for trading if they are incurred for the purpose of repurchasing in the short term. This category also includes derivative instruments entered into by the Company that are not classified as hedging instruments in the hedge relationships defined by CPC 48 - Financial Instruments (IFRS 9). Separated embedded derivatives are also classified as held for trading unless they are designated as effective hedging instruments.

Gains or losses on liabilities held for trading are recognized in the statement of profit or loss.

Financial liabilities designated on initial recognition at fair value through profit or loss are designated on the initial recognition date and only if the criteria of CPC 48 (IFRS 9) are met.

Financial liabilities at amortized cost

This is the most relevant category for the Company. After initial recognition, interest-bearing borrowings, financing and debentures are subsequently measured (except issuance of the aforementioned real estate receivables certificates) at amortized cost using the effective interest rate method. Gains and losses are recognized in profit or loss when the liabilities are written off as well as through the effective interest rate amortization process.

Any difference between raised and settled amounts is recognized in the statement of profit or loss, using the effective interest rate method during the year in which the borrowings, financing and debentures are outstanding.

Amortized cost is calculated by considering any premium or discount on acquisition and fees or costs that are an integral part of the effective interest rate method. The effective interest rate amortization is included as finance expenses in the statement of profit or loss.

This category generally applies to trade accounts payable and reverse factoring operations (see note no. 19), interest-bearing borrowing, financing and debentures (see note no. 18) and lease liabilities (see note no. 17).

Derecognition

Financial liability is written off when the obligation under the liability is discharged, canceled, or expires. When an existing financial liability is replaced by another from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, such an exchange or modification is treated as derecognition of the original liability and recognition of a new liability. The difference in the respective carrying amounts is recognized in the statement of profit or loss.

Offsetting of financial instruments

Financial assets and financial liabilities are offset, and the net amount is reported in the balance sheet if there is a currently enforceable legal right to offset the recognized amounts and there is an intention to settle on a net basis, to realize the assets and settle the liabilities simultaneously.

The offsetting of financial instruments is also applied to bank balances subject to the central treasury management system (“cash pooling”) instituted with the financial institution, in which the current account positions of the Company (including overdraft balances) are offset since the Company has a legally enforceable right to settle at the net amount and intends to settle the positions on a net basis.

3.6.3Derivative financial instruments

Derivative financial instruments transactions contracted by the Company consist of swaps and non-deliverable forwards (“NDF”) intended exclusively to hedge against foreign exchange risks related to (i) exchange rate risks associated to balance sheet position, purchase of goods and property, plant and equipment, forecast exports in addition to and foreign-denominated cash flows for capital contributions in foreign subsidiaries; and (ii) variability in interest rates associated with contracted debt.

The derivative instruments are measured at fair value, and changes are recognized through profit or loss, except when they are designated as cash flow hedge accounting, in which changes in fair value are recorded in OCI.

The fair value of derivative instruments is measured by the treasury department of the Company based on information on each contracted transaction and related market inputs as of the reporting date of the financial statements, such as interest and exchange rates.

For the purpose of hedge accounting, hedges are classified as: (i) fair value hedges when hedging the exposure to changes in the fair value of a recognized asset or liability or an unrecognized firm commitment; (ii) cash flow hedges when hedging the exposure to variability in cash flows that is either attributable to a particular risk associated with a recognized asset or liability or a highly probable forecast transaction or the foreign currency risk in an unrecognized firm commitment; and that may affect the result. The Company does not have a hedge of a net investment in a foreign operation on the years presented.

At the inception of a hedge relationship, the Company formally designates and documents the hedge relationship to which it wishes to apply hedge accounting, the risk management goal and strategy for hedging.

The documentation includes identification of the hedging instrument, the hedged item, the nature of the risk being hedged and how the Company will assess the effectiveness of changes in the hedging instrument’s fair value in offsetting the exposure to changes in the hedged item’s fair value or cash flows attributable to the hedged risk. Such hedges are expected to be highly effective in achieving offsetting changes in fair value or cash flows and are assessed on an ongoing and future basis to determine that they actually have been highly effective throughout the financial reporting periods for which they were designated. Any imbalance between the hedge index of the object and the hedge instrument that is not in compliance with the hedge purpose is adjusted so that the index returns to the standards established in the protection strategy.

Fair value and cash flow hedges that meet all the qualifying criteria for hedge accounting are accounted for as described below.

Fair value Hedge

It consists in providing protection against variation at fair value of assets or liabilities recognized or firm commitments not recognized, or a component of any such items, that is attributed to a specific risk and that may affect the result.

Any gain or loss arising from variations at fair value of the derivative instruments designated as hedge instruments and the hedged assets or liabilities are recognized in the financial result.

In the years ending on December 31, 2023 and 2022, the Company used derivative instruments, and the hedge accounting was used at fair value, as disclosed in note no. 5.3, to hedge against the variation in the interest rates agreed upon as part of the issue of the real estate receivable certificates (“CRI”).

Cash flow hedges

It consists in providing a hedge against variation in cash flows attributable to a specific risk related to a known asset or liability or a highly probable forecast transaction and that may affect statement of profit or loss.

The effective portion of changes in fair value of derivative instruments that is designated and qualified as cash flow hedge is recognized in OCI and accumulated in the “gains (losses) from cash flow hedge operations” and “tax effect on gain (loss) from cash flow hedge operations”. In a cash flow hedge, the effective portion of gain or loss from the hedge instrument is recognized directly in OCI, in shareholders’ equity, while the ineffective portion of hedge is immediately recognized as finance income (expense).

For the years ended December 31, 2023 and 2022, the Company used derivative instruments, applying cash flow hedge accounting and, as disclosed in note 5.3, for hedge against the risk of change in exchange rates related to borrowings in foreign currency, purchase and sale transactions in foreign currency and intercompany borrowing operations that: (i) are highly related to the changes in the market value of the hedged item, both at the beginning as well as during contract term; (ii) have documentation of the transaction, hedged risk, risk management process and methodology used in assessing future effectiveness; and (iii) are considered effective in reducing the risk associated with the exposure to be hedged. It allows the application of the hedge accounting methodology, with the effect of the fair value measurement on the shareholders’ equity and the realization on the statement of profit or loss in the item related to the hedged item.

Discontinuing hedge accounting

Hedge accounting is discontinued when the Company terminates the hedge relationship, the hedge instrument matures or is sold, revoked, or executed, or no longer qualifies to hedge accounting. Any gains or losses recognized in OCI and accumulated in shareholders’ equity up to that date remain in shareholders’ equity related to cash flow hedge and are recognized when the forecast transaction is eventually recognized in the statement of profit or loss.

If a forecast transaction results in the subsequent recognition of a non-financial asset or liability, the cumulative gain or loss in OCI is recycled to profit or loss during the same year for which the non-financial asset acquired or non-financial liability assumed affects the profit or loss. For example, when the non-financial asset is depreciated or sold.

On the other hand, if a forecast transaction results in the subsequent recognition of a financial asset or liability, the cumulative gain or loss in OCI is recycled to profit or loss during the same period for which the financial asset acquired or financial liability assumed affects the profit or loss. For example, when financial income or expense is recognized.

When the forecast transaction is no longer expected, cumulative gains or losses and deferred in the statement of changes in shareholders' equity are immediately recognized in the statement of profit or loss.

The Company assesses, on a prospective basis, throughout the hedge term, the effectiveness of its derivative instruments, as well as changes in their fair value.

The fair values of derivative instruments are disclosed in note no. 5.5.

3.7Trade accounts receivable

Trade accounts receivable correspond to amounts receivable for the sale of goods and services in the ordinary course of the activities of the Company and are recognized to the extent that the consideration, which is unconditional, is due by the customer (that is, only the passage of time is required before payment of the consideration is due) and are measured on initial recognition at cost for the consideration to which the Company expects to be entitled in exchange for the products promised to the client.

Subsequently, trade accounts receivables are measured at amortized cost by using the interest rate method and they are subject to an impairment test.

3.8Inventories

Inventories are valued at their average cost and the net realizable value, whichever is lower. Net realizable value is the estimated selling price in the ordinary course of business, less estimated costs of completion and the estimated costs necessary to make the sale.

The Company considers the following items when determining its allowance for inventory losses: discontinued products, products with slow turnover, expired products or products nearing the expiration date and products that do not meet quality standards, recorded as “cost of sales”.

3.9Carbon credits – carbon neutral program

In 2007, the Company assumed, with its associates, clients, suppliers and shareholders, a commitment to be a Carbon Neutral company, which is to neutralize its emissions of greenhouse gas (“GHG”), throughout its production chain, from extraction of raw materials to post- consumption.

This commitment, which presently refers to the operations of all Company and does not reflect a legal obligation to the extent in which the specific regulations still have not been promulgated by the legislative branch.

Thus, considering the practices historically applied by the Company and the specificity of the commitments assumed and disclosed to the market and society, this commitment is considered a non-formalized obligation, according to CPC 25 - Provisions, Contingent Liabilities and Contingent Assets (IAS 37).

The liability is estimated through carbon emission inventories carried out annually and valued based on the best estimate of the cash disbursement that will be required to settle the current obligation at the reporting date, considering the history of similar transactions carried out by the Company for such end. As of December 31, 2023 and 2022, the balance recorded as “Other non-current liabilities” refers to the total carbon emissions during the period of 2015 to 2023 that have not yet been neutralized by corresponding projects and therefore not granting of the carbon neutral certificate.

The Company elected to make purchases of carbon credits by investing in projects with environmental benefits arising from the voluntary market. Thus, the costs incurred will generate carbon credits after completion or maturation of these projects. Such expenses are recorded in the line item “other current assets” (see note 14) and are measured on initial recognition at cost based on the amounts invested and subsequently measured based on the estimated average value of certificates receivable from recent transactions between unrelated parties.

Upon effective delivery of the related carbon neutral certificates to the Company, and duly filed, the obligation of being carbon neutral is effectively fulfilled; therefore, the asset balances are offset against those of the liabilities.

3.10Property, plant and equipment

Property, plant and equipment is measured at cost of acquisition or construction, plus interest capitalized during construction period, in the case of qualifying assets, and reduced by accumulated depreciation and impairment losses, if applicable. Depreciation methods, useful lives and residual values are reviewed at each reporting date and adjusted, if applicable.

Land is not depreciated. Depreciation of the other assets is calculated to reduce the cost of items of property, plant and equipment less their estimated residual values using the straight-line method over their useful lives and is recognized in the statement of profit or loss. The estimated useful lives of the assets are mentioned in note no. 15.

Gains and losses on disposals are calculated by comparing the proceeds from the sale with the carrying residual amount and are recognized in the statement of profit or loss as “other operating income (expenses), net”.

Subsequent expenditure is capitalized only if it is probable that the future economic benefits associated with the expenditure will flow to the Company.

3.11Intangible assets

Intangible assets acquired separately are measured on initial recognition at cost. The cost of intangible assets acquired in a business combination is their fair value at the date of acquisition. Following initial recognition, intangible assets are reported at cost less any accumulated amortization and accumulated impairment losses. Internally generated intangible assets, excluding capitalized development costs, are not capitalized and the related expenditure is reflected in profit or loss in the year in which the expenditure is incurred.

The useful lives of intangible assets are assessed as either finite or indefinite.

Intangible assets with finite lives are amortized over the useful economic life and assessed for impairment whenever there is an indication that the intangible asset may be impaired. The amortization period and the method for an intangible asset with a finite useful life are reviewed at least at each reporting date. Changes in the expected useful life or the expected pattern of consumption of future economic benefits embodied in the asset are considered to modify the amortization period or method, as appropriate, and are treated as changes in accounting estimates. The amortization expense regarding intangible assets with finite lives is recognized in the statement of profit or loss in the expense category that is consistent with the function of the intangible assets.

Intangible assets with indefinite useful lives are not amortized, but are tested for impairment annually, and when circumstances indicate that the carrying amount may be impaired, either individually or at the CGU level. The assessment of indefinite life is reviewed annually to determine whether indefinite life continues to be supportable. If not, the useful life is changed from indefinite to finite on a prospective basis.

An intangible asset is written off upon disposal (i.e., at the date the receiver of the asset obtains control) or when no future economic benefits are expected from its use or disposal. Any gain or loss arising upon write-offs of the asset (calculated as the difference between the net disposal proceeds and the carrying amount of the asset) is included in the statement of profit or loss in item “other operating income (expenses), net”.

The main classes of intangible assets and useful life are detailed below and described in note no. 16.

3.11.1Software

Licenses of software and enterprise management systems acquired are capitalized and amortized according to the useful lives, and maintenance costs are recognized as expenses when incurred.

Business management system acquisition and implementation costs are capitalized as intangible assets when the asset is identified, when there is evidence that future economic benefits will be generated and when the asset is controlled by the Company, taking into consideration its economic and technological viability. Contracts involving hosting and/or processing of information in the cloud (“cloud computing arrangements”) generate intangible assets to the extent that on the contract start date, the Company obtains control of the software. Contracts which only provide the right of access to the supplier's software during the term of the contract are treated as a service contract and, consequently, recognized as an expense in the statement of profit or loss as the service is provided (since the right of receiving access to the supplier's software does not give the Company, at the commencement date of the contract, the power to obtain the future economic benefits arising from the software itself and to restrict third parties' access to those benefits).

The amounts incurred on software development recognized as assets are amortized under the straight-line method over its estimated useful life. The expenditures related to software maintenance are recognized in profit or loss of the year when incurred.

3.11.2Trademarks and patents

Separately acquired trademarks and patents are stated at their historical cost. Trademarks and patents acquired in a business combination are recognized at fair value on the date of acquisition. For trademarks and patents with a defined useful life, amortization is calculated using the straight-line method.

3.11.3Relationship with agents

Relationships with agents acquired in business combinations are recognized at fair value on the date of acquisition and amortization is calculated using the straight-line method.

3.11.4Technologies developed

Technologies developed include technology for product development (including formulas, labeling data, manufacturing processes, regulatory approvals, product packaging and designs) arising from business combination, and are recognized at fair value on the date of acquisition and its amortization is calculated using the straight-line method.

3.12Impairment of non-financial assets

The Company reviews, on each reporting date, whether there is an indication that an asset may be impaired. If any indication exists, or when the annual impairment testing for an asset is required, the Company estimates the asset’s recoverable amount. An asset’s recoverable amount is the higher of an asset or the CGU fair value less costs of disposal and its value in use. The recoverable amount is determined for an individual asset, unless the asset does not generate cash inflows that are largely independent from other assets or groups of assets. When the carrying amount of an asset or CGU exceeds its recoverable amount, the asset is considered impaired and is written off to its recoverable amount.

In assessing value in use, the estimated future cash flows are discounted to their current value using a pre-tax discount rate that reflects the subsidiary’s weighted average cost of capital in which the CGU operates, which reflects the risks specific to the CGU and is derived from its existing business and respective risks.

The Company bases its impairment calculation on most recent budgets and forecast calculations, which are prepared separately for each of the Company’s CGU (or groups of cash-generating units with respect to goodwill for future profitability) to which the individual assets are allocated and monitored for the purpose of its recoverability. These budgets and forecast calculations generally cover a period of ten years. A long-term growth rate is calculated and applied to project future cash flows after the tenth year.

Impairment losses are recognized in the statement of profit or loss in expense categories consistent with the function of the impaired asset.

For non-financial assets, excluding goodwill, an assessment is made at each reporting date to determine whether there is an indication that previously recognized impairment losses no longer exist or have decreased. If such an indication exists, the Company estimates the assets or CGU’s recoverable amount. A previously recognized impairment loss is reversed only if there has been a change in the assumptions used to determine the asset’s recoverable amount since the last impairment loss was recognized. The reversal is limited so that the carrying amount of the asset does not exceed its recoverable amount, nor exceed the carrying amount that would have been determined, net of depreciation, had no impairment loss been recognized for the asset in prior years. Such a reversal is recognized in the statement of profit or loss.

Goodwill and other intangible assets with indefinite useful lives are tested for impairment annually as of December 31, and when circumstances indicate that the carrying amount may be impaired. Impairment losses relating to goodwill cannot be reversed in future periods.

3.13Lease liability

The Company reviews, at the beginning of the contract, whether a contract is, or contains, a lease. That is, if the contract conveys the right to control the use of an identified asset for a period in exchange for consideration. The Company (as a lessee) applies a single recognition and measurement approach for all leases, except for short-term leases and leases of low-value assets. The Company recognizes lease liabilities to make lease payments and right-of-use assets representing the right to use the underlying assets.

At the commencement date of the lease, the Company recognizes lease liabilities measured at the present value of lease payments to be made over the lease term. The lease payments include fixed payments (including in-substance fixed payments) less any lease incentives receivable, variable lease payments that depend on an index or a rate, and amounts expected to be paid under residual value guarantees. The lease payments also include the strike price of a purchase option reasonably certain to be exercised by the Company and payments of penalties for terminating the lease, if the lease term reflects the Company exercising the option to terminate.

Variable lease payments that do not depend on an index or a rate are recognized as expenses (unless they are incurred to produce inventories) in the period in which the event or condition that triggers the payment occurs.

In calculating the current value of lease payments, the Company uses its incremental borrowing rate at the lease commencement date because the interest rate that is implicit in the lease is not readily determinable. After the commencement date, the amount of lease liabilities is increased to reflect the accretion of interest and reduced for the lease payments made. In addition, the carrying amount of lease liabilities is remeasured if there is a modification, a change in the lease term, a change in the lease payments (i.e., changes to future payments resulting from a change in an index or rate used to determine such lease payments) or a change in the assessment of an option to purchase the underlying asset.

The Company's lease liabilities are disclosed in note no. 17.

3.13.1Right-of-use assets

Right-of-use assets are recognized at the commencement date of the lease (i.e., the date the underlying asset is available for use). Right-of-use assets are measured at cost, less any accumulated depreciation and impairment losses, and adjusted for any remeasurement of lease liabilities. The cost of right-of-use assets includes the amount of lease liabilities recognized, initial direct costs incurred, and lease payments made at or before the commencement date less any lease incentives received. Right-of-use assets are depreciated using the straight-line method over the shorter of the lease term and the estimated useful lives of the assets, disclosed in note no. 17.

The right-of-use assets are also subject to impairment, as disclosed in note no. 3.12.

3.13.2Short-term leases and leases of low-value assets

The Company applies the short-term lease recognition exemption to its short-term leases regardless of their nature (that is, those leases that have a lease term of 12 months or less from the start date and do not contain a call option). The Company also applied the lease of low-value assets recognition exemption, regardless of their nature. Lease payments in short-term and leases of low-value assets are recognized as an expense using the straight-line method over the lease term.

3.13.3Sale and leaseback transaction

When an entity transfers an asset to another entity and leases that asset back from the buyer-lessor, the entity (as the seller-lessee) determines whether the transfer of an asset is accounted for as a sale of that asset in accordance with IFRS standards.

Whenever the transfer of the asset by the seller-lessee satisfies the requirements to be accounted for as a sale of the asset, the Company, as seller-lessee, measures the right-of-use asset resulting from a sale and leaseback transaction in proportion to the previous carrying value of the asset relating to the right of use retained by the seller-lessee. Therefore, in a sale and leaseback transaction, the seller-lessee recognizes only the amount of any gain or loss related to the rights transferred to the buyer-lessor.

If the transfer of the asset does not satisfy the requirements to be accounted for as a sale, the Company continues to recognize the transferred asset and recognizes a financial liability equal to the transfer proceeds.

For subsequent measurement, the Company, as seller-lessee, determines “lease payments” or “revised lease payments” in a way that the seller-lessee would not recognize any amount of the gain or loss that relates to the right of use retained. The application of these does not prevent the seller-lessee from recognizing in profits or loss results any gain or loss relating to the partial or full termination of a lease.

3.14Discontinued operations

A group of assets comprising operations intended for disposal qualifies as a discontinued operation disposal group if it is a component of an entity that either has been disposed of, or is classified as held for sale, and: (i) represents a separate major line of business or geographical area of operations; (ii) is part of a single coordinated plan to dispose of a separate major line of business or geographical area of operations; or (iii) is a subsidiary acquired exclusively for the purpose of resale.

Discontinued operations are excluded from the results of continuing operations and are presented as a single amount in the statement of profit or loss as profit or loss after taxes in the statement of profit or loss.

On December 31, 2023, the discontinued operations refer to the results derived from the derecognition of assets, liabilities, and operations of the former subsidiaries Aesop and The Body Shop, arising from the conclusion of the sale of the entities on August 30, 2023, and December 29, 2023, respectively, and to costs incurred with the resolution of lawsuits associated with the operation that the subsidiary Avon kept in North America, which was sold prior to the acquisition of subsidiary Avon by the Company. The Company presents these effects as part of its discontinued operations since it considers the discontinued operations of the subsidiary Avon as an extension of the Company and for assessing that this presentation reliably represents the essence of the associated transaction.

3.15Trade accounts payables and reverse factoring operations

The Company is part of a reverse factoring operation (“supplier finance arrangement”) with a financial institution to facilitate administrative procedures for suppliers to advance receivables related to the routine purchases of the Company. In this operation, the financial institution separately offers to pay the supplier in advance in exchange for a discount and, when agreed between the bank and the supplier (the decision to join this transaction is solely and exclusively on the supplier), the Company pays the financial institution on the original payment date at the full-face value of the originating obligation.

This operation does not change the amounts, nature, and timing of the liability (including previously agreed-upon terms, prices and conditions) and it does not affect the Company with financial charges practiced by the financial institution, on performing a thorough analysis of suppliers by category. There is no guarantee given by the Company.

Additionally, the payments made by the Company represent purchases of goods and services, are directly related to invoices from trade accounts payable and do not change the Company’s cash flows. Thus, the Company continues to recognize the liability as a trade accounts payable and these transactions are presented as operating activities in the cash flow statement.

3.16Provisions for tax, civil and labor risks

Provisions are recognized when the Company has a legal or constructive obligation as a result of past events, and it is probable that an outflow of resources will be required to settle the obligation, and its value can be reliably estimated. Provisions are quantified at the current value of the expected outflow of resources to settle the obligations using the appropriate discount rate according to risks related to the liability.

The provisions for tax, civil and labor risks are monetarily adjusted through the end of the year to cover probable losses, based on the nature of the risk and the opinion of the Company’s legal advisors. The monetary adjustments are recorded in finance income (expenses), see note no. 28.

Contingent assets are not recognized by the Company and are only disclosed in case of probable receipt of economic benefits. If it is practically certain that economic benefits will be received, the assets and the corresponding gain are recorded in the financial statements of the year corresponding to the change in the estimate.

Contingent liability recognized in a business combination is initially measured at its fair value. Subsequently, it is measured at the higher of the amount that would be recognized in accordance with the requirements for provisions above or the amount initially recognized less (when appropriate) cumulative amortization recognized in accordance with the requirements for revenue recognition.

The Company has contracts that provide for the payment of success fees arising from tax, civil and labor proceedings in which it is a defendant, and based on its best estimate, calculated, and provisioned the amounts for which it understands that there is an expectation of future disbursement.

3.17Current and deferred income tax and social contribution

Current income tax assets and liabilities are measured at the amount expected to be recovered from or paid to the tax authorities based on the tax rates and tax laws used to compute the amount are those that are enacted or substantively enacted at the reporting date in the countries where the Company operates and generates taxable income. The Company periodically assesses the tax treatment assumed in the determination of taxes on profit with respect to situations in which the applicable tax regulation gives rise to interpretations that may be different and considers whether it is likely that the tax authority would accept the uncertain tax treatment. The Company assesses these taxes balances based on the most probable or expected value, depending on which method is assessed as the one that provides the best forecast for resolving the uncertainty.

The Company applies the provisions of ICPC 22/IFRIC 23 - Uncertainty regarding Treatment of Taxes on Profit in relation to treatments that affected the calculation of taxes on profit (uncertain tax treatments), as disclosed in explanatory note no. 21 - Provision for risks tax, civil and labor.

The Company has material uncertain tax positions, and which - in case of any unfavorable outcome under litigation - could result in a material adverse impact to the financial statements.

In Brazil, they include the corporate income tax (“IRPJ”) and the social contribution on net income (“CSLL”), which are calculated based on taxable income by applying the 15% rate plus additional of 10% on taxable income exceeding R$ 240 for IRPJ and 9% for CSLL and considers the offset of tax losses, limited to 30% of annual taxable income. Taxable income reflects profit before taxes adjusted by non-taxable and non-deductible items (both temporary and permanent items).

Deferred taxes represent tax debits and credits on temporary differences between tax base and accounting base of assets and liabilities on accrued tax losses. Deferred tax assets and liabilities are classified as non-current as required by CPC 32 - Income taxes (IAS 12).

The carrying amount of deferred tax assets is reviewed at each reporting date and reduced to the extent that it is no longer probable that sufficient taxable profit will be available to allow all or part of the deferred tax asset to be utilized. Unrecognized deferred tax assets are re-assessed at each reporting date and are recognized to the extent that it has become probable that future taxable profits will allow the deferred tax asset to be recovered. The estimate of future taxable income requires judgements, estimates and interpretation of tax laws.

Deferred tax assets and liabilities are measured at the tax rates that are expected to apply in the year when the asset is realized or the liability is settled, based on tax rates (and tax laws) that have been enacted at the reporting date and reflect the uncertainties relating to these taxes, when applicable.

Deferred tax assets and liabilities are offset if there is a legal feasible right to offset tax liabilities against tax assets, and if they are related to taxes registered by the same tax authority under the same taxable entity. Thus, for presentation purposes, tax asset and liability balances are disclosed separately.

3.18Employee benefits

3.18.1Short-term benefits

The obligations of short-term benefits for employees are recognized as personnel expenses as the corresponding service is rendered. The liability is recognized at the amount of the expected payment if the Company has a legal or non-formalized obligation to pay the amount due to services rendered by the employee in the past and the obligation can be reliably estimated.

3.18.2Profit sharing program

The Company recognizes a liability and an expense for its profit-sharing program based on criteria that considers the profit attributable to its shareholders and which is tied to the achievement of specific operational goals and objectives established and approved in the beginning of each year.

3.18.3Defined contribution plans

Obligations to contribute to defined contribution plans are recognized in the statement of profit or loss as personnel expenses when the related services are rendered by employees. Contributions paid in advance are recognized as an asset to the extent that a cash refund or a reduction in future payments is possible.

3.18.4Defined benefit plans

The Company’s net obligation for defined benefit plans (retirement and post-employment health care) is calculated for each plan based on the estimated amount of the future benefit that beneficiaries will receive in return for services rendered in previous years. This amount is discounted to its current value and is presented net of any plan asset’s fair value. The calculation of the defined benefit plan obligation is carried out annually by an external and independent actuary using the Projected Unit Credit Method. When the calculation results in a potential asset for the Company, the asset to be recognized is limited to the current value of economic benefits available in the form of future reimbursements or reductions in future contributions. To calculate the current value of economic benefits, any applicable minimum cost requirements are considered.

The current service cost and accrued interest on the present value of the liability are recognized in the statement of income and the actuarial gains and losses, generated by the remeasurement of the liability due to changes in actuarial assumptions, are recognized in “OCI”. In the event of changes or reductions in the plan, the effects of the cost of past services are recognized in the statement of profit or loss on its occurrence date.

3.19Share-based payments

The Company’s executive officers are granted the following purchase option plans, settled exclusively with its own shares.

i)	Stock option plans;
ii)	Restricted share purchase program;
iii)	Stock option plan related to the strategy acceleration; and
iv)	Performance share purchase program.

The plans are measured at fair value at the grant date. In determining the fair value, the Company uses an adequate valuation method, details of which are disclosed in note no. 27.1.

The cost of transactions settled with equity instruments is recognized, together with a corresponding increase in shareholders’ equity under “additional paid-in capital”, throughout the period in which the service conditions are fulfilled, ending on the date on which the employee is fully vested in the right to the award (vesting date). The cumulative expense recognized for equity instruments transactions settled on each base date up to the vesting date reflects the extent to which the vesting period has transpired and the Company’s best estimate of the number of equity instruments to be vested. The expense or credit of the year is recorded in the statement of profit or loss under “selling or administrative expenses”, depending on the internal department where the eligible employee is allocated.

For the stock options plan and the strategy-acceleration program, even after expiration of the term for exercise, the recognized expense is not reversed since the right has been vested in executive officers.

When an award of equity instruments settlement is canceled (except when the cancellation occurs due to loss of right over the equity instrument for not fulfilling the grant conditions), it is treated as if it had been acquired on the date of cancellation, and any expense not recognized is registered immediately. This includes any award for which the Company or the counterparty have the option of not fulfilling the non-vesting obligation. All cancellations of transactions settled with equity instruments are treated in the same way.

The dilution effect of options granted is reflected as additional share dilution in the calculation of diluted earnings per share.

3.20Dividends and interest on net equity

The proposed payment of dividends and interest on net equity made by the Management that is within the portion equivalent to the minimum mandatory dividend is recorded in the line item “dividends and interest on net equity” in current liabilities, as it is considered a legal obligation provided for by the Company’s bylaws; However, the portion of dividends exceeding minimum mandatory dividends the reporting date but declared and approved by Management after the reporting date, the respective liability is not recognized and the proposed balances are reclassified within lines in shareholders’ equity.

For corporate and accounting purposes, interest on net equity is stated as allocation of income directly in shareholders’ equity.

3.21Treasury shares

The Company’s own equity instruments which are reacquired (treasury shares) are recognized at acquisition cost and deducted from shareholders’ equity. No gain or loss is recognized in the statement of profit or loss regarding the purchase, sale, issue or cancellation of the Company’s own equity instruments.

Upon disposal or transfer of treasury shares to beneficiaries of share-based payment plans (settled in shares), the amount of the consideration received is recognized as an increase in shareholders’ equity, and any gain or loss resulting from the transaction is recorded as a capital reserve.

3.22Operating segments

The information per business segment is presented in note 24 in a manner consistent with the internal report provided to the chief operating decision maker. With the sale of the operations of the former subsidiaries The Body Shop and Aesop (which substantially represented their respective homonymous operating segments), as of December 31, 2023, the operating segments consist of the operations of Avon International and Natura &Co Latin America.

The main decision-making body of the Company, which is responsible for defining the allocation of funds and for the performance assessment of the operating segments, is the Board of Directors, which is supported by five thematic advisory committees: The Audit, Risk Management, and Finance Committee, responsible for operationalizing internal and external audit processes, mechanisms, and controls related to risk management, as well as ensuring the coherence of financial policies with strategic guidelines and the business risk profile; The Strategic Committee, responsible for supporting the monitoring and direction of corporate strategy; The Corporate Governance Committee, responsible for overseeing the functioning of our corporate governance system; The Organizational Development and People Committee, responsible for providing support to the Board of Directors in making decisions related to Human Resources, Organizational Development, and Management Systems strategies, policies, and norms; and the Sustainability Committee, responsible for monitoring the Group's and its Business Units' strategies on issues associated with achieving the objectives established in the Commitment to Life, assumed by the Company in 2020, and strategies related to Sustainability in the corporate and Business Unit contexts.

3.23Revenue from contracts with customers

Revenue from contracts with customer is recognized when control of the goods or services is transferred to the customer at an amount that reflects the fair value of the consideration the Company expects to be entitled in exchange for those goods or services. The Company has concluded that it is the principal in its revenue arrangements.

The Company considers whether there are other promises in the contract that are separate performance obligations to which a portion of the transaction price needs to be allocated. In determining the transaction price, the effects of variable consideration, existence of a significant financing component, non-cash consideration, and consideration payable to the customer (if any) are considered.

The nature and other considerations on the transaction price and the moment in which the performance obligation is fulfilled for each of the main revenue streams are shown below.

3.23.1 Direct sales

Revenue from direct sales is generated by sales to the Company’s consultants (our customers) based on the fair value of consideration received/receivable, excluding discounts, rebates and taxes or charges on sales. Revenue from sales is recognized when the performance obligation is fulfilled, i.e., when the promised product is physically delivered, and the Consultant obtains control over the product.

3.23.2Direct sales – Additional charges and penalties for late payments

The Company charges their customers (Consultants) additional charges and penalties for late payments in the settlement of sales receivables. Due to the level of uncertainty in collecting these amounts (variable consideration), the subsidiaries recognize revenue from additional charges and penalties based on the consideration that Company expects to be entitled given its history of collection from customers.

3.23.3Retail sales

The Company, which operates in the retail market, measures sales revenues based on the fair value of the consideration received/receivable, excluding discounts, rebates and taxes or charges on sales. These revenues are recognized when the performance obligation is fulfilled, i.e., when the promised product is physically delivered, and the consumer obtains control over the product.

3.23.4Other performance obligation

3.23.4.1Loyalty program (points campaign)

The Company offers points campaign (loyalty program), in which customers accumulate points - while buying the Company’s products - to be exchanged (redeemed) for products in the future. Measurement of points is based on their expected cost, plus a margin. The amount allocated to the loyalty program is deferred and the revenue is recognized upon redemption of the points accumulated by consultants for retail and direct sales, or when they expire or are no longer considered redeemable. The loyalty program points are valid for up to approximately five months (six cycles).

3.23.4.2Program for recognition of Natura and Avon beauty consultants’ performance

The Company has performance recognition programs, in which the beauty consultants are awarded based on different indicators, for example, volume of purchases, length of service, among others. The Company believes that this performance recognition program has an added value and hence is considered a commitment to our network. Measurement of performance recognition programs is based on their expected cost, plus a margin. The amount allocated to performance recognition programs is deferred and revenue is recognized when awards are delivered to the Company’s Consultants.

3.23.4.3Events

The Company organizes events to encourage and recognize the best Consultants. The Company believes that these events have added value for the Consultants, in addition to generating in them an expectation to participate in these events. Thus, the Company has determined that these events are a performance obligation. Measurement of events is based on their expected cost, plus a margin. The amount allocated to events is deferred and the revenue is recognized when the event is held.

3.23.4.4Franchises (courses, training and consulting/outfit and opening)

Upon execution of the agreement, the Company charges from franchisees a fixed amount, part of which is allocated to courses, training and consultancy to train and instruct the franchisee to sell “Natura” and “The Body Shop” brand products. In addition, the other part of the charged amounts refers to outfit (specific products to be used at the franchisee store) and inauguration (franchisee’s store opening event). The Company believes that these items represent a material right and, for such, they are considered a performance obligation. Measurement is based on the market value of these items, being initially recognized as deferred revenue. When the franchisee’s store is opened, this deferred revenue is allocated to the statement of profit or loss.

3.23.4.5Franchises (brand right of use)

Upon the execution of the agreement, the Company charges from franchisees a fixed amount, part of which is for the use of the “Natura” brand. The Company believes that this item represents a material right and, for such, it was considered a performance obligation. Measurement is based on residual value, i.e., the remaining value after excluding the market value of courses, training and consultancy services, outfit and inauguration, and the advertising fund. This amount is initially recognized as deferred revenue. This deferred revenue is allocated to statement of profit or loss, on a straight-line basis, over the term of the franchise agreement.

3.23.4.6Incentives related to “free-of-charge” products and promotional gifts

The Company grants incentives related to “free-of-charge” products and promotional gifts for its customers (Natura and Avon consultants and/or end consumers). Since it is considered a material right, the Company recognizes it as a performance obligation. Considering that the delivery of products and the fulfillment of the performance obligation to deliver “free-of-charge” products or promotional gifts occurs at the same time, the Company concluded that an allocation of prices and monitoring these two performance obligations separately are not applicable.

3.24Sales taxes

Net revenues are recognized net of sales taxes, except (i) when sales taxes incurred on the purchase of goods or services are not recoverable from the tax authorities, in which case the sales tax is recognized as part of the acquisition cost of the asset or expense item, as the case may be; (ii) when the amounts receivable and payable are presented together with the sales taxes amount; and (iii) when the net amount of sales taxes, recoverable or payable, is included as a component of the amounts receivable or payable in the balance sheet.

Tax incentives related to taxes on sales for the current year are recognized in the Company's statement of profit or loss for the year and recorded in net sales.

3.24.1Concept of supplies for calculating credits of PIS and COFINS contributions

The Company claims that PIS and COFINS credits are measured and calculated reliably and based on the best interpretation of current legislation and the country’s jurisprudential scenario, whose evolution is permanently assessed by the Company and its legal advisors.

3.25Earnings per share

The basic earnings per share are calculated by dividing the profit (loss) attributable to the Company’s shareholders by the weighted average number of outstanding common shares, excluding common shares purchased by the Company and held as treasury shares.

Diluted earnings per share are calculated by adjusting the weighted average number of outstanding common shares, assuming the conversion of all potential common shares that would cause dilution. The Company has stock options, restricted shares, strategy acceleration and performance shares that would have a dilutive effect on any earnings per share.

The Company chose to present the basic and diluted amounts per share resulting from discontinued operations together with the information on earnings per share of continuing operations in note 31, presenting the information for continuing operations in the statement of profit or loss. Such information is presented based on consolidated statement of profit or loss.

3.26New standards, amendments and interpretations issued but not yet effective

The new and amended standards and interpretations that are issued, but not yet effective, up to the date of issue of the Company’s financial statements are disclosed below, except for those which, in the Management’s assessment, cannot produce any effect on the financial statements. The Company intends to adopt these new and amended standards and interpretations, if applicable, when they become effective.

3.26.1Amendments to IAS 1 (CPC 26 (R1)) - Noncurrent liabilities with covenants

IASB issued amendments to IAS 1 (CPC 26(R1)), so as to improve on the information provided by an entity when its right to avoid liquidation of a liability for at least twelve months is subject to satisfaction of covenants. In particular, amendments seek to clarify if such covenants affect whether this right will exist at the end of the reporting period, if an entity is obligated to satisfy theses covenants before or at the end of the reporting period and to require the disclosure of information that allow users of the financial statements to understand the risk that the liabilities will be advanced within twelve months of the reporting period, including the carrying amount and the nature of the covenants and when the entity is obligated to satisfy them, in addition to facts and circumstances (if any) that may indicate a difficulty by the entity of satisfying such covenants.

The amendments are effective for years beginning on or after January 1, 2024. and are not expected to have an impact on the Company's financial statements due to the history of the Company of satisfying covenants, as well as the consistency between the Company's classification policies for current and non-current liabilities and the clarifications established by the amendments."

3.26.2Amendments to IFRS 16 (CPC 06 (R2)) - Lease liabilities and sale and leaseback

IASB changed the amendments issued for IFRS 16 (CPC 06 (R2)) to include the subsequent measurement requirements for sale and leaseback transactions to satisfy the requirements of IFRS 15 (CPC 47) for them to be counted as a sale. The amendments require that a seller-lessee subsequently measure the lease liabilities arising from relocation so as to not recognize any amount with gain or loss related to its right of use.

The amendments are effective for years beginning on or after January 1, 2024, and are not expected to have an impact on the Company's financial statements, as there is consistency between the Company's policies for sale and leaseback accounting and the clarifications established by the amendments (including the disclosure of leaseback recognition as disclosed in explanatory note no. 17)

3.26.3Amendments to IFRS 7 and IAS 7 - Supplier Finance Arrangements ("reverse finance operation")

IASB issued amendments to IFRS 7 and IAS 7, which require additional disclosure of supplier finance arrangements in order to assist users of financial statements in understanding the effects of such arrangements on an entity’s liabilities, cash flows and exposure to liquidity risk.

These additional required disclosures will include: (a) the terms and conditions of the arrangements (for example, extended payment terms and security or guarantees provided); (b) as at the beginning and end of the reporting period: (i) the carrying amounts, and associated line items, of the financial liabilities that are part of a supplier finance arrangement; (ii) the carrying amounts, and associated line items, of the financial liabilities for which suppliers have already received payment from the finance providers; (iii) the range of payment due dates for both the financial liabilities disclosed under (i), as the comparable trade payables that are not part of a supplier finance arrangement; and (c) the type and effect of non-cash changes in the carrying amounts of the financial liabilities.

The amendments are applicable for years beginning on or after January 1, 2024, and do not affect the measurement and classification bases for such transactions in the financial statements. The Company will include such disclosures in its financial statements when these changes become effective.

3.27New standards, amendments and interpretations of standards adopted for the first time for the year beginning on January 1, 2023

Standards and changes that came into force as of the years started on or after January 1, 2023, did not have any material impact on the Company’s financial statements. The Company has not early adopted any other standard, interpretation or amendment that has been issued but is not yet effective.

As of January 1, 2023, amendments to CPC 23 - Accounting Policies, Change in Estimates and Error Correction (IAS 8) and CPC 26 (R1) (IAS 1 - Presentation of Financial Statements) came into force, along with amendments to IFRS Practice Statement 2, Making Materiality Judgments, educational document issued by the IASB and not published by the CPC in Brazil), where the concepts of accounting estimates and applying materiality judgments to accounting policy disclosures to help entities provide accounting policy disclosures that are more useful by replacing the requirement for entities to disclose their “significant” accounting policies with a requirement to disclose their “material” accounting policies. In the preparation of financial statements, these concepts were considered, however, there were no material effects on the nature and detail of the information presented, since, in a manner consistent with the requirements of CPC 26 (R1), aspects of materiality were already applied in determining the accounting policies to be disclosed.

Additionally, in May 2023 IASB published amendments to IAS 12, Income taxes, determining the application of a mandatory exception in the recognition of deferred taxes on taxable profit arising from the application of the requirements of the “Pillar 2” legislation, an initiative by the Organization for Economic Cooperation and Development (OECD), through which it seeks to implement a new tax system that will consist of an "extra layer" to the domestic taxation of the countries involved, seeking to ensure the payment of a global minimum effective rate of 15% by taxpayers members of large multinational groups, regardless of their jurisdiction of residence.

During 2023, various Countries in which the Company operates have enacted or proposed legislation implementing the Pillar Two model rules published by the Organization for Economic Co-operation and Development (OECD). In addition, various Countries have either enacted or are intending to enact legislation implementing certain transition rules implementing the Country-by-Country reporting Safe Harbor (“CBCR-SH”). The Company applies the exception in IAS 12 Income Taxes to the requirement to recognize and disclose information about deferred tax assets and liabilities related to Pillar Two income taxes.

Based on the Company’s ongoing evaluation of the CBCR-SH rules published by the OECD and expected to be enacted as applied to the results, the Company does not expect that there would be any material significant exposure to incremental income taxes associated with Pillar II legislation. The Company’s analysis is currently indicating that substantially all countries in which the Natura Group operates will satisfy at least one or more of the three CBCR-SH requirements or will be subject to a Qualifying Domestic Minimum -Top-up Tax which is not expected to result in a material/significant impact to the Company’s exposure to income taxation.

The Group will continue to assess its exposure to Pillar II as further legislation is implemented for Pillar II as well as the CBCR-SH.  Provided that further legislation is aligned with OECD guidance, the Group would not expect any change in our present assessment noted herein.